6. Intangibles (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Amortization of Intangible Assets	$ 322,844	$ 12,946	$ 361,286	$ 104,773
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months					$ 1,323,600
Goodwill	4,719,869	0	0	0	4,719,869
Goodwill, Beginning Balance	247,051	$ 0	0
Goodwill, Ending Balance	4,719,869		247,051	$ 0
iBudtender, Inc.
Goodwill	336,667		247,051		336,667
Goodwill, Beginning Balance	247,051
Goodwill, Acquired During Period	89,616
Goodwill, Ending Balance	336,667		247,051
Prestocorp
Goodwill	4,383,202		0		$ 4,383,202
Goodwill, Beginning Balance	0
Goodwill, Acquired During Period	4,383,202
Goodwill, Ending Balance	$ 4,383,202		$ 0